Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue [Line Items]
Total Revenues	$ 1,833,590	$ 2,948,115
Hardware [Member]
Schedule of Revenue [Line Items]
Total Revenues	747,378	1,313,059
CIS Software [Member]
Schedule of Revenue [Line Items]
Total Revenues	822,444	775,201
Tax devices and service [Member]
Schedule of Revenue [Line Items]
Total Revenues	$ 263,768	$ 859,855